First Trust Bloomberg R&D Leaders ETF Shareholder Fees	Mar. 31, 2026
First Trust Bloomberg R&D Leaders ETF | First Trust Bloomberg R&D Leaders ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%